RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total cost of revenues	$ 161,145		$ 152,932	$ 143,703
FIMI Opportunity Funds ("FIMI") [Member]
Related Party Transaction [Line Items]
Total cost of revenues		[1]	134	1,044
Purchase of property and equipment and inventory		[1]	$ 100	$ 0

[1]	Affiliates of FIMI are not considered related parties of the Company during the year ended December 31, 2023.